PRINCIPAL FUNDS, INC. (“PFI”)
Class A Shares
Class P Shares
Institutional Class Shares
Class R-6 Shares
The date of this Prospectus is June 28, 2016

The ticker symbols for series and share classes are on the next page.

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbols by Share Class
Fund	A	P	Inst.	R-6
Finisterre Unconstrained Emerging Markets Bond	PFUEX	PFUBX	PFUMX
Principal LifeTime Hybrid Income			PHTFX	PLTYX
Principal LifeTime Hybrid 2015			PHTMX	PLRRX
Principal LifeTime Hybrid 2020			PHTTX	PLTTX
Principal LifeTime Hybrid 2025			PHTQX	PLFTX
Principal LifeTime Hybrid 2030			PHTNX	PLZTX
Principal LifeTime Hybrid 2035			PHTJX	PLRTX
Principal LifeTime Hybrid 2040			PLTQX	PLMTX
Principal LifeTime Hybrid 2045			PHTYX	PLNTX
Principal LifeTime Hybrid 2050			PHTUX	PLJTX
Principal LifeTime Hybrid 2055			PLTNX	PLHTX
Principal LifeTime Hybrid 2060			PLTHX	PLKTX

FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Objective:    The Fund seeks to generate total returns from current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 103 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	P	Inst.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	P	Inst.
Management Fees	1.02%	1.02%	1.02%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A
Other Expenses (1)	0.60%	0.43%	0.43%
Total Annual Fund Operating Expenses	1.87%	1.45%	1.45%
Expense Reimbursement (2)	(0.40)%	(0.30)%	(0.33)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.47%	1.15%	1.12%
(1) Based on estimated expenses for the current fiscal year.
(2)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.47% for Class A, 1.15% for Class P and 1.12% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$519	$877
Class P	117	408
Institutional Class	114	403

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds, debt securities and other fixed-income securities, and in derivatives on such investments, that are issued by emerging market countries. A security is issued by an emerging market country if it is issued by the emerging market country’s government, is issued by a corporate entity that has its principal place of business or principal office in an emerging market country, or whose principal securities trading market is in an emerging market country. Emerging market countries include frontier market countries. The Fund actively trades portfolio securities.
The Fund follows an investment process that focuses primarily on market level analysis of global markets and political developments and their impact on individual countries and companies in emerging markets. The portfolio construction process for the Fund will follow a top-down process, blending both fundamental and technical considerations. The unconstrained nature of the investment strategy provides greater flexibility to identify opportunities across asset classes, capital structures, maturities, and currencies.
The types of fixed-income securities that the Fund can invest in include bonds, asset-backed securities (securitized products), convertible bonds, contingent convertible securities (hybrid bonds that will, when the issuers capital ratio falls below a predetermined trigger level, be converted into an equity security), credit and index linked securities, and non-registered or restricted securities (including those issued in reliance on Rule 144A and Regulation S). These types of securities may be issued by stressed, distressed and bankrupt issuers.
The Fund may invest, without limitation, in high yield securities (also known as “junk bonds”) rated at the time of purchase Ba1 or lower by Moody’s Investors Services, Inc., and BB+ or lower by Standard & Poor’s Rating Services (if the security has been rated by only one of these agencies, that rating will determine whether the security is below investment grade; if the security has not been rated by either of those agencies, the Sub-Advisor will determine whether the security is of a quality comparable to those rated below investment grade). Holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Fund also utilizes derivatives to enhance return, hedge the value of its assets against adverse movements, and manage certain investment risks. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund expects to use forward contracts, futures, options, and swaps.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Convertible Securities Risk. Convertible securities are bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to credit and interest rate risks associated with fixed income securities and to stock market risk associated with equity securities.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swap agreements involve specific risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Distressed Investments Risk. A fund’s investment in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk for the following reasons. These instruments may become illiquid and the prices of such instruments may be extremely volatile. Valuing such instruments may be difficult and a fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the fund may lose its entire investment.
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

•
Frontier Markets Risk. Frontier market countries are emerging market countries, but generally have small economies or less mature capital markets than more developed emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The markets of frontier countries typically have low trading volumes and the potential for extreme price volatility and illiquidity.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Portfolio Turnover (Active Trading) Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Performance
No performance information is shown below because the Fund has not yet had a calendar year of performance.
The Fund's performance is benchmarked against the JPM CEMBI Diversified Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class A and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
Management
Investment Advisor:
Principal Management Corporation
Sub-Advisor and Portfolio Managers:
Finisterre Capital LLP
•    Damien Buchet, Portfolio Manager (since 2016)
•    Arthur Duchon-Doris, Assistant Portfolio Manager (since 2016)

•	Christopher Watson, Portfolio Manager (since 2016)
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A	Initial Investment	$1,000(1)
A	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A	Subsequent Investments	$100(1)(2)
P and Institutional	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID INCOME FUND

Objective:	The Fund seeks current income, and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	34.60%	16.28%
Acquired Fund Fees and Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	35.08%	16.76%
Expense Reimbursement (3)	(34.55)%	(16.26)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.53%	0.50%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3)    Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$54	$4,165	$7,602	$10,340
Class R-6	51	2,301	5,014	9,451
Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 116.2% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund actively trades portfolio securities. The Fund is managed by Principal Management Corporation (“Principal”).

Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed securities (securitized products), and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.

PRINCIPAL LIFETIME HYBRID FUNDS
TARGET ALLOCATIONS OVER TIME*
Fixed Income 52.5%
Real Assets/Other** 3%
U.S. Equity 31%
Non-U.S. Equity 13.5%
80% Fixed Income
0% Real Assets/Other**
14% U.S. Equity
6% Non-U.S. Equity
% OF TOTAL ASSETS
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
TARGET DATE
(Assumed Retirement)
50 45 40 35 30 25 20 15 10 5 0 5 10 15 20
YEARS TO RETIREMENT
YEARS AFTER RETIREMENT
FIXED INCOME
REAL ASSETS/OTHER**
U.S EQUITY
NON-U.S. EQUITY

*As of March 31, 2016

**Shareholders receive exposure to real assets and alternative investment strategies through certain underlying funds.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Portfolio Turnover (Active Trading) Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '15	2.37%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(2.03)%

Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Life of Fund
Institutional Class Return Before Taxes	(0.05)%	1.08%
Institutional Class Return After Taxes on Distributions	(0.63)%	(0.72)%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.04%	0.13%
Class R-6 Return Before Taxes	(0.05)%	1.08%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)	(0.18)%	1.05%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2014), Portfolio Manager

•	Jeffrey R. Tyler (since 2014), Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2015 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	5.45%	2.65%
Acquired Fund Fees and Expenses	0.43%	0.43%
Total Annual Fund Operating Expenses	5.88%	3.08%
Expense Reimbursement (3)	(5.40)%	(2.63)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.48%	0.45%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3)    Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$49	$920	$2,160	$5,167
Class R-6	46	525	1,218	3,072
Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 20.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities (securitized products), and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.
Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '15	2.56%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(4.12)%

Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Life of Fund
Institutional Class Return Before Taxes	(0.47)%	1.34%
Institutional Class Return After Taxes on Distributions	(1.01)%	(0.34)%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(0.12)%	0.52%
Class R-6 Return Before Taxes	(0.47)%	1.34%
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)	(0.16)%	1.34%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2014), Portfolio Manager

•	Jeffrey R. Tyler (since 2014), Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2020 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	2.70%	1.34%
Acquired Fund Fees and Expenses	0.44%	0.44%
Total Annual Fund Operating Expenses	3.14%	1.78%
Expense Reimbursement (3)	(2.65)%	(1.32)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.49%	0.46%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3)    Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$50	$540	$1,245	$3,128
Class R-6	47	340	753	1,907
Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 40.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.
Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '15	2.86%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(4.70)%

Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Life of Fund
Institutional Class Return Before Taxes	(0.23)%	1.84%
Institutional Class Return After Taxes on Distributions	(0.75)%	0.20%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.04%	0.96%
Class R-6 Return Before Taxes	(0.23)%	1.84%
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)	(0.19)%	1.41%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2014), Portfolio Manager

•	Jeffrey R. Tyler (since 2014), Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2025 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	6.35%	3.07%
Acquired Fund Fees and Expenses	0.46%	0.46%
Total Annual Fund Operating Expenses	6.81%	3.53%
Expense Reimbursement (3)	(6.30)%	(3.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.51%	0.48%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3)    Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$52	$1,051	$2,456	$5,751
Class R-6	49	593	1,380	3,449
Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 89.0% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.
Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '15	3.16%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(5.27)%

Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Life of Fund
Institutional Class Return Before Taxes	(0.18)%	2.14%
Institutional Class Return After Taxes on Distributions	(0.94)%	0.32%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(0.10)%	1.06%
Class R-6 Return Before Taxes	(0.08)%	2.23%
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)	(0.25)%	1.31%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2014), Portfolio Manager

•	Jeffrey R. Tyler (since 2014), Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2030 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	3.60%	1.77%
Acquired Fund Fees and Expenses	0.45%	0.45%
Total Annual Fund Operating Expenses	4.05%	2.22%
Expense Reimbursement (3)	(3.55)%	(1.75)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.50%	0.47%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3)    Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$51	$670	$1,561	$3,864
Class R-6	48	405	915	2,318
Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 27.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.
Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '15	3.18%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(5.74)%

Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Life of Fund
Institutional Class Return Before Taxes	(0.18)%	2.36%
Institutional Class Return After Taxes on Distributions	(0.89)%	0.62%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(0.10)%	1.28%
Class R-6 Return Before Taxes	(0.18)%	2.36%
S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)	(0.30)%	1.32%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2014), Portfolio Manager

•	Jeffrey R. Tyler (since 2014), Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2035 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	5.36%	2.61%
Acquired Fund Fees and Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	5.84%	3.09%
Expense Reimbursement (3)	(5.31)%	(2.59)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.53%	0.50%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3)    Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$54	$922	$2,154	$5,145
Class R-6	51	534	1,229	3,087
Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 18.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.
Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '15	3.49%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(6.21)%

Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Life of Fund
Institutional Class Return Before Taxes	(0.19)%	2.49%
Institutional Class Return After Taxes on Distributions	(0.66)%	0.99%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.13%	1.61%
Class R-6 Return Before Taxes	(0.19)%	2.49%
S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)	(0.35)%	1.33%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2014), Portfolio Manager

•	Jeffrey R. Tyler (since 2014), Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2040 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	6.93%	3.35%
Acquired Fund Fees and Expenses	0.44%	0.44%
Total Annual Fund Operating Expenses	7.37%	3.79%
Expense Reimbursement (3)	(6.88)%	(3.33)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.49%	0.46%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3)    Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$50	$1,123	$2,624	$6,076
Class R-6	47	627	1,466	3,656
Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 36.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.)currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.
Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '15	3.79%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(6.50)%

Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Life of Fund
Institutional Class Return Before Taxes	(0.10)%	2.63%
Institutional Class Return After Taxes on Distributions	(0.55)%	1.18%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.19%	1.77%
Class R-6 Return Before Taxes	(0.10)%	2.63%
S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)	(0.40)%	1.30%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2014), Portfolio Manager

•	Jeffrey R. Tyler (since 2014), Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2045 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	9.13%	4.39%
Acquired Fund Fees and Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	9.61%	4.87%
Expense Reimbursement (3)	(9.08)%	(4.37)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.53%	0.50%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3)    Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$54	$1,424	$3,278	$7,216
Class R-6	51	784	1,835	4,476
Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 19.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.
Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '15	4.02%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(6.89)%

Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Life of Fund
Institutional Class Return Before Taxes	(0.40)%	2.45%
Institutional Class Return After Taxes on Distributions	(0.85)%	1.04%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.03%	1.67%
Class R-6 Return Before Taxes	(0.40)%	2.45%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)	(0.46)%	1.26%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2014), Portfolio Manager

•	Jeffrey R. Tyler (since 2014), Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2050 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	12.41%	5.93%
Acquired Fund Fees and Expenses	0.47%	0.47%
Total Annual Fund Operating Expenses	12.88%	6.40%
Expense Reimbursement (3)	(12.36)%	(5.91)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.52%	0.49%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3)    Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$53	$1,837	$4,133	$8,465
Class R-6	50	992	2,326	5,500
Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.6% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.
Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '15	4.22%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(7.07)%

Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Life of Fund
Institutional Class Return Before Taxes	(0.11)%	2.68%
Institutional Class Return After Taxes on Distributions	(0.54)%	1.31%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.21%	1.88%
Class R-6 Return Before Taxes	(0.11)%	2.68%
S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)	(0.47)%	1.29%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2014), Portfolio Manager

•	Jeffrey R. Tyler (since 2014), Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2055 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	45.67%	21.36%
Acquired Fund Fees and Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	46.15%	21.84%
Expense Reimbursement (3)	(45.62)%	(21.34)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.53%	0.50%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3)    Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$54	$5,030	$8,224	$9,797
Class R-6	51	2,873	5,973	10,159
Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 49.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.
Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '15	4.43%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(7.35)%

Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Life of Fund
Institutional Class Return Before Taxes	(0.22)%	2.66%
Institutional Class Return After Taxes on Distributions	(0.64)%	1.30%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.15%	1.88%
Class R-6 Return Before Taxes	(0.22)%	2.66%
S&P Target Date 2055+ Index (reflects no deduction for fees, expenses, or taxes)	(0.54)%	1.22%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2014), Portfolio Manager

•	Jeffrey R. Tyler (since 2014), Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2060 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (2)	319.03%	134.38%
Acquired Fund Fees and Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	319.54%	134.89%
Expense Reimbursement (3)	(318.98)%	(134.36)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.56%	0.53%
(1) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
(2) Based on estimated amounts for the current fiscal year (Class R-6).
(3)    Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$57	$5,948	$6,971	$(53,732)(1)
Class R-6	54	6,784	6,167	6,106
(1)    As of October 31, 2015, the Institutional Class of LifeTime Hybrid 2060 Fund had approximately $18,000 in net assets; therefore the example calculation renders unusual cost examples for years other than those during which the expense reimbursement is in place.

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 70.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in Institutional Class shares of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is managed by Principal Management Corporation (“Principal”).
Principal develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Fund of Funds Risk. The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.
Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '15	4.34%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(7.25)%

Average Annual Total Returns
For the periods ended December 31, 2015	1 Year	Life of Fund
Institutional Class Return Before Taxes	(0.20)%	2.68%
Institutional Class Return After Taxes on Distributions	(0.90)%	1.10%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	(0.11)%	1.67%
Class R-6 Return Before Taxes	(0.10)%	2.76%
S&P Target Date 2055+ Index (reflects no deduction for fees, expenses, or taxes)	(0.54)%	1.22%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2014), Portfolio Manager

•	Jeffrey R. Tyler (since 2014), Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which each Fund invests, and the principal risks of investing in each Fund. The principal investment strategies are not the only investment strategies available to each Fund, but they are the ones each Fund primarily uses to achieve its investment objective.
Except for Fundamental Restrictions described in the Fund’s Statement of Additional Information (“SAI”), the Board of Directors may change each Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to a Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that each Fund will meet its objective.
Each Fund is designed to be a portion of an investor's portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of a Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in each Fund.
Temporary Defensive Measures
From time to time, as part of its investment strategy, a fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that a fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which a fund may take temporary defensive measures. In taking such measures, a fund may fail to achieve its investment objective.
Strategy and Risk Table
The following table lists each Fund and identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal, non-principal, or not applicable for each Fund. The risks described below for each Fund that operates as a fund of funds (as identified in the table) are risks at both the fund of funds level and underlying funds level. Each fund of funds is also subject to the risks of any underlying funds in which it invests.
The SAI contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND	PRINCIPAL LIFETIME HYBRID INCOME	PRINCIPAL LIFETIME HYBRID 2015	PRINCIPAL LIFETIME HYBRID 2020	PRINCIPAL LIFETIME HYBRID 2025
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Convertible Securities	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Derivatives	Principal	Principal	Principal	Principal	Principal
Emerging Markets	Principal	Non-Principal	Principal	Principal	Principal
Equity Securities	Non-Principal	Principal	Principal	Principal	Principal
Exchange-Traded Funds (ETFs)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Fixed-Income Securities	Principal	Principal	Principal	Principal	Principal
Foreign Securities	Principal	Principal	Principal	Principal	Principal
Fund of Funds	Not Applicable	Principal	Principal	Principal	Principal
Hedging	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Index Funds	Not Applicable	Principal	Principal	Principal	Principal
Leverage	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Management of the Fund(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Securities Issuers(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships ("MLPs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Portfolio Turnover (Active Trading)	Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts ("REITs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Principal	Principal	Principal	Principal
Redemption Risk	Not Applicable	Principal	Principal	Principal	Principal
Royalty Trusts	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Securitized Products	Principal	Principal	Principal	Non-Principal	Non-Principal
Short Sales	Not-Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal

(1)
These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME HYBRID 2030	PRINCIPAL LIFETIME HYBRID 2035	PRINCIPAL LIFETIME HYBRID 2040	PRINCIPAL LIFETIME HYBRID 2045	PRINCIPAL LIFETIME HYBRID 2050
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Derivatives	Principal	Principal	Principal	Principal	Principal
Emerging Markets	Principal	Principal	Principal	Principal	Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
Exchange-Traded Funds (ETFs)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Fixed-Income Securities	Principal	Principal	Principal	Principal	Principal
Foreign Securities	Principal	Principal	Principal	Principal	Principal
Fund of Funds	Principal	Principal	Principal	Principal	Principal
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Index Funds	Principal	Principal	Principal	Principal	Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Management of the Fund(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Securities Issuers(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships ("MLPs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts ("REITs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Principal	Principal	Principal	Principal	Non-Principal
Redemption Risk	Principal	Principal	Principal	Principal	Principal
Royalty Trusts	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Securitized Products	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Short Sales	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal

(1)
These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME HYBRID 2055	PRINCIPAL LIFETIME HYBRID 2060
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Non-Principal
Convertible Securities	Non-Principal	Non-Principal
Derivatives	Principal	Principal
Emerging Markets	Principal	Principal
Equity Securities	Principal	Principal
Exchange-Traded Funds (ETFs)	Non-Principal	Non-Principal
Fixed-Income Securities	Principal	Principal
Foreign Securities	Principal	Principal
Fund of Funds	Principal	Principal
Hedging	Non-Principal	Non-Principal
High Yield Securities	Non-Principal	Non-Principal
Index Funds	Principal	Principal
Leverage	Non-Principal	Non-Principal
Liquidity Risk(1)	Not Applicable	Not Applicable
Management of the Fund(1)	Non-Principal	Non-Principal
Market Volatility and Securities Issuers(1)	Non-Principal	Non-Principal
Master Limited Partnerships ("MLPs")	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Non-Principal	Non-Principal
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal
Real Estate Investment Trusts ("REITs")	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal
Redemption Risk	Principal	Principal
Royalty Trusts	Non-Principal	Non-Principal
Securitized Products	Non-Principal	Non-Principal
Short Sales	Non-Principal	Non-Principal

(1)
These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

Bank Loans (also known as Senior Floating Rate Interests)
Bank loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral, and have a claim on the Borrower's assets and/or stock that is senior to that held by the Borrower's unsecured subordinated debtholders and stockholders. The proceeds of bank loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Most bank loans that will be purchased by a fund are rated below-investment-grade (sometimes called "junk") or will be comparable if unrated, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments or that such collateral could be readily liquidated. Most bank loans are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them. Bank loan interests may not be considered “securities,” and purchasers therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.
The primary and secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause a fund to be unable to realize full value and thus cause a material decline in a fund's net asset value. Because transactions in bank loans may be subject to extended settlement periods, a fund may not receive proceeds from the sale of a bank loan for a period of time after the sale. As a result, sale proceeds may not be available to make additional investments or to meet a fund’s redemption obligations for a period of time after the sale of the bank loans, which could lead to a fund having to sell other investments, borrow to meet obligations, or borrow to remain fully invested while awaiting settlement.
Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate ("LIBOR") or the prime rate offered by one or more major U.S. banks.
Bank loans generally are subject to mandatory and/or optional prepayment. Because of these prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments may occur.
Convertible Securities
Convertible securities are usually fixed-income securities that a fund has the right to exchange for equity securities at a specified conversion price. Convertible securities could also include corporate bonds, notes, or preferred stocks of U.S. or foreign issuers. Convertible securities allow a fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the fund could realize an additional $2 per share by converting its fixed-income securities.
Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
Depending on the features of the convertible security, a fund will treat a convertible security as a fixed-income, equity security, or preferred security for purposes of investment policies and limitations because of the unique characteristics of convertible securities. Funds that invest in convertible securities may invest in convertible securities that are below investment grade. Many convertible securities are relatively illiquid.
Derivatives
Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets.
The risks associated with derivative investments include:

•	increased volatility of a fund;

•	the inability of those managing investments of the fund to predict correctly the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors;

•	losses caused by unanticipated market movements, which may be substantially greater than a fund's initial investment and are potentially unlimited;

•	the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

•	the possibility that the counterparty may fail to perform its obligations; and

•	the inability to close out certain hedged positions to avoid adverse tax consequences.
There are many different types of derivatives and many different ways to use them.

•
Commodity Index-Linked Notes. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. Funds may seek exposure to commodity markets through investments in commodity index-linked notes, which are derivative debt instruments issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations with principal and/or coupon payments linked to the performance of commodity indices. These notes expose a fund to movements in commodity prices. They are also subject to credit, counterparty, and interest rate risk. Commodity index-linked notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity index. At the maturity of the note, a fund may receive more or less principal than it originally invested. A fund may also receive interest payments on the note that are less than the stated coupon interest payments.

•
Credit Default Swap Agreements. A fund may enter into credit default swap agreements as a "buyer" or "seller" of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because a fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

•
Foreign Currency Contracts. A fund may use foreign currency options and foreign currency forward and swap contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the fund (denominated or generally quoted or currently convertible into the currency). For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of a fund to deliver or receive currency.

•
Forwards, futures, options and swaps. These derivative instruments are commonly used for traditional hedging purposes to attempt to protect a fund from loss due to changing interest rates, securities prices, asset values, or currency exchange rates and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets. A fund may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), commodities futures and options thereon, currency futures contracts and options, options on currencies, and forward currency contracts or currency swaps for both hedging and non-hedging purposes. A fund may enter into forward commitment agreements, which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.

•
Forward, futures and swap contracts. These derivative investments are subject to special risk considerations, such as: the imperfect correlation between the change in market value of the instruments held by a fund and the price of the forward, swap or futures contract; and if a fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a fund may have to sell securities when it may be disadvantageous to do so.

•
Index/structured securities. Certain derivative securities are described more accurately as index/structured securities, which are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

•
Options. Some of the risks associated with options include imperfect correlation, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

•
Swap Agreements. Swap agreements involve the risk that the party with whom the fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Emerging Markets
Principal Management Corporation ("Principal") defines emerging market securities as those issued by:

•	companies with their principal place of business or principal office in emerging market countries or

•	companies whose principal securities trading market is an emerging market country.
Usually, the term "emerging market country" means any country that is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or Barclays Emerging Markets USD Aggregate Bond Index). These countries exclude the U.S., Canada, Japan, Australia, New Zealand, and most nations located in Western Europe.
Investments in companies of emerging market (also called "developing") countries are subject to higher risks than investments in companies in more developed countries. These risks include:

•	increased social, political, and economic instability;

•	a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;

•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;

•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;

•	relatively new capital market structure or market-oriented economy;

•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

•	restrictions that may make it difficult or impossible for a fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and

•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.
In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies, currencies, interest rates, and securities markets of those countries.
Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.
Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Some funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company's outstanding equity securities. The market capitalization of companies in a fund’s portfolios and their related indexes will change over time and, a fund will not automatically sell a security just because it falls outside of the market capitalization range of its index(es).

Funds may invest in securities of companies with small- or mid-sized market capitalizations. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of a fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a fund that invests solely in larger company stocks.
Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.
Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies.
Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.
Exchange-Traded Funds ("ETFs")
Generally, ETFs (and other exchange-traded equity securities, such as exchange-traded products) invest in a portfolio of securities, but they may also invest in other assets, such as securities indices, government bonds, or currencies. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. Shares of ETFs trade like common stock. A fund could purchase shares issued by an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities or for other reasons. The risks of owning an ETF generally reflect the risks of owning the underlying securities or other assets they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include corporate bonds, convertible securities, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income. Floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Average duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Duration is an estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. For example, if a fund has an average duration of 4 years and interest rates rise by 1%, the value of the bonds held by the fund will decline by approximately 4%, and if the interest rates decline by 1%, the value of the bonds held by the fund will increase by approximately 4%. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.
Fixed-income security prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due.

Funds may invest in fixed-income securities of companies with small- or mid-sized market capitalizations. Investments in companies with smaller market capitalizations may involve greater risks, price volatility (wide, rapid fluctuations), and less liquidity than investments in larger, more mature companies.
Foreign Securities
Principal defines foreign securities as those issued by:

•	companies with their principal place of business or principal office outside the U.S. or

•	companies whose principal securities trading market is outside the U.S.
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.
Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of fund assets is not invested and earning no return. If a fund is unable to make intended security purchases due to settlement problems, the fund may miss attractive investment opportunities. In addition, a fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.
With respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a fund's investments in those countries. In addition, a fund may also suffer losses due to differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.
Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may reduce the liquidity of a fund's portfolio. The fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.
A fund may invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities risks to which they relate.

Fund of Funds
The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests. By investing in several underlying funds, a fund of funds has partial exposure to the risks of different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
As of October 31, 2015, the Principal LifeTime Hybrid Funds’ assets were allocated among the underlying funds as identified in the tables below.

Underlying Fund	Principal LifeTime Hybrid 2015 Fund	Principal LifeTime Hybrid 2020 Fund	Principal LifeTime Hybrid 2025 Fund	Principal LifeTime Hybrid 2030 Fund	Principal LifeTime Hybrid 2035 Fund	Principal LifeTime Hybrid 2040 Fund
Bond Market Index	29.70%	26.40%	23.80%	20.00%	16.30%	12.40%
Diversified International	8.80	10.60	12.80	13.30	15.00	15.50
Diversified Real Asset	5.20	4.50	4.30	4.20	3.90	3.50
Global Diversified Income	7.50	6.50	5.50	4.00	—	—
Global Real Estate Securities	—	2.50	3.00	3.50	4.10	4.50
High Yield I	—	—	—	—	2.00	2.00
Inflation Protection	6.70	4.00	3.10	2.30	1.50	1.00
International Emerging Markets	1.30	1.60	1.80	2.00	2.10	2.30
International Small Company	1.70	2.00	2.00	2.60	2.60	2.90
LargeCap S&P 500 Index	22.80	27.40	31.60	34.70	38.10	40.30
MidCap S&P 400 Index	5.00	6.00	6.90	7.70	8.20	8.90
Origin Emerging Markets	1.30	1.50	1.80	1.90	2.10	2.30
Short-Term Income	7.50	4.00	—	—	—	—
SmallCap S&P 600 Index	2.50	3.00	3.40	3.80	4.10	4.40
	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Underlying Fund	Principal LifeTime Hybrid 2045 Fund	Principal LifeTime Hybrid 2050 Fund	Principal LifeTime Hybrid 2055 Fund	Principal LifeTime Hybrid 2060 Fund	Principal LifeTime Hybrid Income Fund
Bond Market Index	9.30%	6.50%	4.60%	4.50%	38.50%
Diversified International	16.50	16.80	16.80	16.70	4.10
Diversified Real Asset	3.40	3.00	2.40	2.50	3.00
Global Diversified Income	—	—	—	—	9.50
Global Real Estate Securities	5.10	5.00	5.10	5.00	—
High Yield I	2.00	2.00	2.00	2.00	—
Inflation Protection	—	—	—	—	12.00
International Emerging Markets	2.40	2.50	2.50	2.60	0.60
International Small Company	2.50	3.20	3.10	3.30	0.80
LargeCap S&P 500 Index	42.60	44.00	45.70	45.40	10.50
MidCap S&P 400 Index	9.20	9.70	10.30	10.50	2.30
Origin Emerging Markets	2.40	2.50	2.50	2.50	0.60
Short-Term Income	—	—	—	—	17.00
SmallCap S&P 600 Index	4.60	4.80	5.00	5.00	1.10
	100.00%	100.00%	100.00%	100.00%	100.00%
A fund of funds indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a fund of funds is more costly than investing directly in shares of the underlying funds.
If you are considering investing in a Principal LifeTime Hybrid Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Hybrid Fund is managed with the assumption that the investor will invest in a Principal LifeTime Hybrid Fund whose stated date is closest to the date the shareholder retires. Choosing a fund targeting an earlier date represents a more conservative choice; choosing a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Hybrid Fund are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.
Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the fund may hold such portfolio securities until those managing the investments of the fund determine that it is appropriate to dispose of them.
Hedging
Hedging is a strategy that can be used to limit or offset investment risk. The success of a fund’s hedging strategy will be subject to the ability of those managing the fund's investments to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the ability of those managing the fund's investments to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, those managing the fund's investments may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
High Yield Securities
Below investment grade bonds, which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by Standard & Poor's Ratings Services ("S&P") (if the bond has been rated by only one of those agencies, that rating will determine if the bond is below investment grade; if the bond has not been rated by either of those agencies, those managing the investments of the fund will determine whether the bond is of a quality comparable to those rated below investment grade), are sometimes referred to as high yield or "junk bonds" and are considered speculative. Such securities could be in default at time of purchase. Each fund of funds may invest in underlying funds that may invest in such securities.
Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, under certain circumstances, such securities may be less liquid than higher rated debt securities.
Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the fund were investing in higher quality bonds.
High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a fund may incur additional expenses to seek recovery. To the extent that such high yield issuers undergo a corporate restructuring, such high yield securities may become exchanged for or converted into reorganized equity of the underlying issuer. High yield bonds oftentimes include complex legal covenants that impose various degrees of restriction on the issuer’s ability to take certain actions, such as distribute cash to equity holders, incur additional indebtedness, and dispose of assets. To the extent that a bond indenture or loan agreement does not contain sufficiently protective covenants or otherwise permits the issuer to take certain actions to the detriment of the holder of the fixed-income security, the underlying value of such fixed-income security may decline.
The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the security if those managing the investments of the fund think it is in the best interest of shareholders.
Index Funds
Index funds generally attempt to mirror the investment performance of the index by allocating the fund's assets in approximately the same weightings as the index. However, it is unlikely that the fund's performance will perfectly correlate with the index performance for a variety of reasons. The correlation between fund performance and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares. Because of the difficulty and expense of executing relatively small securities trades, index funds may not always be invested in the less heavily weighted securities and may at times be weighted differently than the index.
Leverage
If a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.
Liquidity Risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, high yield bonds and bank loans or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Management of the Fund
If the investment strategies of those managing investments of a fund do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money.

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Active Management: The performance of a fund that is actively managed will reflect in part the ability of those managing the investments of the fund to make investment decisions that are suited to achieving the fund's investment objective. Actively-managed funds are prepared to invest in securities, sectors, or industries differently from the benchmark. When making decisions about whether to buy or sell equity securities, considerations may include, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, the current price of its securities relative to their perceived worth and relative to others in its industry, and analysis from computer models. When making decisions about whether to buy or sell fixed-income investments, considerations may include, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset classes, other general market conditions, the credit quality of individual issuers, and the fundamental strengths of corporate issuers.

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Passive Management: Index funds use a passive, or indexing, investment approach. Pure index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index. An index fund's ability to match the performance of their relevant index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index. Some index funds may invest in index futures and/or exchange-traded funds on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Market Volatility and Securities Issuers
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If a fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. It is possible to lose money when investing in a fund.
Master Limited Partnerships ("MLPs")
A master limited partnership ("MLP") that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. For example, the business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/or marketed. Many MLPs are also subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities.
MLPs tend to pay relatively higher distributions than other types of companies. The amount of cash that an MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLP's level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors.
The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. MLPs taxed as partnerships file a partnership tax return for U.S. federal, state and local income tax purposes and communicate the Fund’s allocable share of the MLP’s income, gains, losses, deductions and expenses via a “Schedule K-1.” Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your tax returns. If an MLP subsequently amends its partnership tax return and sends an amended Schedule K-1 to the Fund, in some circumstances the Fund may need to send you a corrected Form 1099, which could require you to amend your tax returns.
If, as a result of a change in current law or a change in an MLP's business, an MLP was treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP was classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.
To the extent a distribution received by a fund from an MLP is treated as a return of capital, the fund's adjusted tax basis in the interests of the MLP will be reduced, which may increase the fund's tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.
Municipal Obligations and AMT-Subject Bonds
The term “municipal obligations” generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority; generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.
"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in the fund.
Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the fund to purchase sufficient amounts of tax-exempt securities.

Portfolio Turnover (Active Trading)
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds with high turnover rates (more than 100%) are considered actively-traded and often have higher transaction costs (which are paid by the fund) and may lower the fund's performance. Please consider all the factors when you compare the turnover rates of different funds.
High portfolio turnover can result in a lower capital gain distribution due to higher transaction costs added to the basis of the assets or can result in lower ordinary income distributions to shareholders when the transaction costs cannot be added to the basis of assets.  Both events reduce fund performance.
Preferred Securities
Preferred securities include preferred stock and various types of subordinated debt and convertible securities. Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and are junior to all forms of the company's senior debt, but may have "preference" over common stock in the payment of dividends and the liquidation of a company's assets. Preference means that a company must pay on its preferred securities before paying on its common stock, and the claims of preferred securities holders are typically ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities; the fixed-income payments are expected to be the primary source of long-term investment return. While some preferred securities are issued with a final maturity date, others are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without triggering an event of default for the issuer. In addition, an issuer of preferred securities may have the right to redeem the securities before their stated maturity date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may reduce the return of the security held by the fund. Preferred securities may be subject to provisions that allow an issuer, under certain circumstances to skip (indefinitely) or defer (possibly up to 10 years) distributions. If a fund owns a preferred security that is deferring its distribution, the fund may be required to report income for tax purposes while it is not receiving any income.
Preferred securities are typically issued by corporations, generally in the form of interest or dividend bearing instruments, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The preferred securities market is generally divided into the $25 par “retail” and the $1,000 par “institutional” segments. The $25 par segment includes securities that are listed on the New York Stock Exchange (exchange traded), which trade and are quoted with accrued dividend or interest income, and which are often callable at par value five years after their original issuance date. The institutional segment includes $1,000 par value securities that are not exchange-listed (over the counter), which trade and are quoted on a “clean” price, i.e., without accrued dividend or interest income, and which often have a minimum of 10 years of call protection from the date of their original issuance. Preferred securities can also be issued by real estate investment trusts and involve risks similar to those associated with investing in real estate investment trust companies.
Real Estate Investment Trusts ("REITs")
Real estate investment trust securities ("REITs") involve certain unique risks in addition to the risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.
Investment in REITs also involves risks similar to those associated with investing in small market capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Real Estate Securities
Investing in securities of companies in the real estate industry subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets, mining, lumber and/or paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.
Redemption Risk
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
Principal is the advisor to the Principal LifeTime Hybrid Funds and each of the underlying funds. Principal is committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds that it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
Royalty Trusts
A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could harm the performance and limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.
Securitized Products
Securitized products are fixed income instruments that represent interests in underlying pools of collateral or assets. The value of the securitized product is derived from the performance, value, and cash flows of the underlying asset(s). The fund’s investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Prepayment risk may make it difficult to calculate the average life of a fund’s investment in securitized products. Securitized products are generally issued as pass-through certificates, which represent the right to receive principal and interest payments collected on the underlying pool of assets, which are passed through to the security holder. Therefore, repayment depends on the cash flows generated by the underlying pool of assets. The securities may be rated as investment-grade or below-investment-grade.

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Mortgage-backed securities (“MBS”) represent an interest in a pool of underlying mortgage loans secured by real property. MBS are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. If interest rates fall and the underlying loans are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, rising interest rates tend to discourage refinancings and the underlying loans may be prepaid more slowly than expected, reducing a fund’s potential to reinvest the principal in higher yielding securities and extending the duration of the underlying loans. In addition, when market conditions result in an increase in default rates on the underlying loans and the foreclosure values of the underlying real estate is less than the outstanding amount due on the underlying loan, collection of the full amount of accrued interest and principal on these investments may be doubtful. The risk of such defaults is generally higher in the case of underlying mortgage pools that include sub-prime mortgages (mortgages granted to borrowers whose credit histories would not support conventional mortgages).

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Commercial mortgage-backed securities (“CMBS”) represent an interest in a pool of underlying commercial mortgage loans secured by real property such as retail, office, hotel, multi-family, and industrial properties. Certain CMBS are issued in several classes with different levels of yield and credit protection, and the CMBS class in which a fund invests usually influences the interest rate, credit, and prepayment risks.

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Asset-backed securities (“ABS”) are backed by non-mortgage assets such as company receivables, truck and auto loans, student loans, leases and credit card receivables. ABS entail credit risk. They also may present a risk that, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid interest or principal.

Short Sales
A fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution) with the hope of purchasing the same security at a later date at a lower price. A fund may also take a short position in a derivative instrument, such as a future, forward or swap. If the market price of a security or derivative increases, the fund will suffer a (potentially unlimited) loss when it replaces the security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, a fund may not always be able to borrow the security at a particular time or at an acceptable price. Before a fund replaces a borrowed security, it is required to designate on its books cash or liquid assets as collateral to cover the fund’s short position, marking the collateral to market daily. This obligation limits a fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential fund gains and increase potential fund losses.
PORTFOLIO HOLDINGS INFORMATION
A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.
MANAGEMENT OF THE FUNDS
The Manager
Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund. For some of the Funds, some of these services are provided by Principal doing business as "Principal Portfolio Strategies".
Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is 655 9th Street, Des Moines, IA 50392.
Principal provides investment advisory services to each of the Principal LifeTime Hybrid Funds directly. The portfolio managers Principal has appointed for each Principal LifeTime Hybrid Fund are James W. Fennessey, Jeffrey R. Tyler, and Randy L. Welch. Fennessey, Tyler and Welch work as a team, sharing day-to-day management of the Principal LifeTime Hybrid Funds; however, Mr. Tyler has ultimate decision making authority. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.
James W. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting, and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds and is a member of the Principal Funds Investment Committee. Mr. Fennessey earned a B.S. in Business Administration, with an emphasis in Finance, and a minor in Economics from Truman State University. He has earned the right to use the Chartered Financial Analyst designation.
Jeffrey R. Tyler joined the Principal Financial Group in 2011. Prior to that, Mr. Tyler was the Chief Investment Officer at EXOS Partners. He earned a B.A. in Business Economics and Accounting from the University of California, Santa Barbara and a Master of Management in Finance and Economics from the J.L. Kellogg Graduate School of Management, Northwestern University. Mr. Tyler has earned the right to use the Chartered Financial Analyst designation.

Randy L. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned a B.A. in Business/Finance from Grand View College and an M.B.A. from Drake University.
The Sub-Advisors
Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets of a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.
Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.
The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor:	Finisterre Capital LLP (“Finisterre”), 10 New Burlington Street, London, England W1S 3BE, manages emerging market assets for a variety of investors.
Finisterre is the sub-advisor for the Finisterre Unconstrained Emerging Markets Bond Fund.
The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. In the absence of a consensus among portfolio managers, Damien Buchet, as CIO of total return strategies and head of the investment team, has the final say on the investment decision.
Damien Buchet has been with Finisterre since 2015. Prior to joining Finisterre he was at AXA Investment Managers (2010 - 2015). He earned his degree from the EDHEC School of Business Administration. Mr. Buchet has earned the right to use the Chartered Financial Analyst designation.
Arthur Duchon-Doris has been with Finisterre since 2015. Previously, he was employed by AXA Investment Managers (2015), Credit Agricole CIB (2014 - 2015), Societe General CIB (2012 - 2013), and Epervier Corporate Finance (2011). Mr. Duchon-Doris earned his M.S.C. in Financial Markets with a concentration in Asset Management from the EDHEC Business School.
Christopher Watson has been with Finisterre since October 2007. Mr. Watson received an M.B.A. from IMD Lausanne and his B.A. Hons from McGill University, Montreal, and has earned the right to use the Chartered Financial Analyst designation.

Fees Paid to Principal
Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor.
The management fee schedules for the Funds that have not completed a full fiscal year are as follows:

	Management Fee Schedule (as a percentage of the average daily net assets)
Fund	First $500 Million	Next $500 Million	Next $500 Million	Over $1.5 Billion
Finisterre Unconstrained Emerging Markets Bond	1.02%	1.00%	0.98%	0.97%

The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2015 was:

Principal LifeTime Hybrid 2015 Fund (1)	0.00%
Principal LifeTime Hybrid 2020 Fund (1)	0.00%
Principal LifeTime Hybrid 2025 Fund (1)	0.00%
Principal LifeTime Hybrid 2030 Fund (1)	0.00%
Principal LifeTime Hybrid 2035 Fund (1)	0.00%
Principal LifeTime Hybrid 2040 Fund (1)	0.00%
Principal LifeTime Hybrid 2045 Fund (1)	0.00%
Principal LifeTime Hybrid 2050 Fund (1)	0.00%
Principal LifeTime Hybrid 2055 Fund (1)	0.00%
Principal LifeTime Hybrid 2060 Fund (1)	0.00%
Principal LifeTime Hybrid Income Fund (1)	0.00%

(1) Management fees have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
Availability of the discussions regarding the basis for the Board of Directors approval of various management and sub-advisory agreements is as follows:

	Annual Report to Shareholders for the period ending October 31, 2015		Annual Report to Shareholders for the period ending October 31, 2016
Fund	Management Agreement	Sub-Advisory Agreement	Management Agreement	Sub-Advisory Agreement
Finisterre Unconstrained Emerging Markets Bond Fund			X	X
All Other Funds	X	X
Manager of Managers
The Fund operates as a Manager of Managers. Under the conditions of an order previously received from the SEC (the "unaffiliated order"), the Fund and Principal may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. Principal may, without obtaining shareholder approval:

•	hire one or more Sub-Advisors;

•	change Sub-Advisors; and

•	reallocate management fees between itself and Sub-Advisors.
The SEC has granted an amended exemptive order that expands the relief of the unaffiliated order to allow Principal to enter into and materially amend agreements with wholly-owned affiliated sub-advisors (affiliated sub-advisors which are at least 95% owned, directly or indirectly, by Principal or an affiliated person of Principal) (the "wholly-owned order").
Further, the Fund has applied to the SEC for another amended exemptive order, which if granted would allow Principal to also enter into and materially amend agreements with majority-owned affiliated sub-advisors (affiliated sub-advisors which are at least 50% owned, directly or indirectly, by Principal or an affiliated person of Principal) (the "majority-owned order"). There is no assurance, however, that the SEC will grant the majority-owned order.
Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the unaffiliated order, the wholly-owned order, the majority-owned order, or any future order until it receives approval from its shareholders (or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers).
The shareholders of the following Funds have approved reliance, and the Funds intend to rely, on the majority-owned order, should the SEC grant that relief in the future, and the wholly-owned order: Finisterre Unconstrained Emerging Markets Bond Fund and Principal LifeTime Hybrid Funds.

PRICING OF FUND SHARES
Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order (in proper form) at our transaction processing center in Canton, Massachusetts. To process your transaction (purchase, redemption, or exchange) on the day we receive it, we must receive the order (with complete information):

•	on a day that the NYSE is open and

•	before the close of trading on the NYSE (normally 3 p.m. Central Time).
Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.
If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, we will return the application and check to you.
For all Funds, the share price is calculated by:

•	taking the current market value of the total assets of the Fund

•	subtracting liabilities of the Fund

•	dividing the remainder proportionately into the classes of the Fund

•	subtracting the liability of each class

•	dividing the remainder by the total number of shares outstanding for that class.
With respect to the funds of funds, which invest in other registered investment company funds, each Fund's NAV is calculated based on the NAV of such other registered investment company funds in which the Fund invests.
Notes:

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If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

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A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day before the close of the NYSE. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Securities traded outside of the Western Hemisphere are valued using a fair value policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

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The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

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Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

CONTACT PRINCIPAL FUNDS, INC.
Contact information for Principal Funds, Inc. (“Principal Funds”) is as follows:
Mailing Addresses:

Regular Mail	Overnight Mail
Principal Funds	Principal Funds
P.O. Box 8024	30 Dan Road
Boston, MA 02266-8024	Canton, MA 02021-2809
You may speak with a Client Relations Specialist by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central Time on any day that the NYSE is open.
To obtain Automated Clearing House ("ACH") or wire instructions, please contact a Client Relations Specialist.
For additional information about Principal Funds, Inc., go to www.principalfunds.com.
PURCHASE OF FUND SHARES
Principal Funds, Inc. offers funds in multiple share classes: A, C, J, P, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S. Funds available in multiple share classes have the same investments, but differing expenses. Classes A, P, Institutional, and R-6 shares are available in this prospectus.
The Fund reserves the right to refuse or cancel any purchase orders, including those by exchange, for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal’s opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.
Principal may recommend to the Board, and the Board may elect, to close certain funds or share classes to new investors or to close certain funds or share classes to new and existing investors.
Principal Funds will not issue certificates for shares.
No salesperson, broker-dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or PFD.
Procedures for Opening an Account and Making an Investment
Class A Shares
Shares of the Funds are generally purchased through Financial Professionals. Financial Professionals may establish shareholder accounts according to their procedures or they may establish shareholder accounts directly with the Fund by visiting our website to obtain the appropriate forms.
Your Financial Professional can help you buy shares of the Funds by mail, through bank wire, direct deposit, or Automatic Investment Plan (“AIP”). No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed). An investment in the Fund may be held in various types of accounts, including individual, joint ownership, trust, and business accounts. The Fund also offers a range of custodial accounts for those who wish to invest for retirement and/or education expenses. Prospective shareholders should consult with their Financial Professional before making decisions about the account and type of investment that are appropriate for them.
Institutional Class, Class P, and Class R-6 Shares
Shares may be purchased from Principal Funds Distributor, Inc. (“PFD” or “the Distributor”). The Distributor is an affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group. There are no sales charges on Institutional, P, and R-6 Class shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account, plan level account, or institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Contact your Financial Professional for additional information on how to buy shares.
Verification of Identity
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we (or your Financial Professional) may ask for your name, address, date of birth, and other information that will allow us (or your Financial Professional) to verify your identity. We (or your Financial Professional) may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.
Principal Funds will not establish accounts with foreign addresses. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder’s account, we are unable to process any purchases or exchanges on that account. Principal Funds will not establish accounts that are for the benefit of a business/organization that is illegal under Federal and/or state law (such as a marijuana clinic) or a person who owns or receives income from such an entity or whose source of funds is illegal.
Eligible Purchasers
You must be an eligible purchaser for a particular share class to buy shares of a Fund available in that share class. Principal reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.
Institutional Class, Class P, and Class R-6 Shares
Some eligible purchasers (as listed below) purchase shares through plans or other arrangements; such plans or arrangements may impose fees in addition to those charged by the Funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each investor's financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

Eligible purchasers of Institutional Class, Class P, and Class R-6 shares currently include but are not limited to:

Eligible purchasers currently include, but are not limited to:	P	Institutional	R-6
retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services		X	X
separate accounts of Principal Life		X
Principal Life or any of its subsidiaries or affiliates		X	X
any fund distributed by PFD if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds		X	X
clients of Principal Global Investors, LLC	X	X	X
certain employer sponsored retirement plans with plan level omnibus accounts		X	X
certain pension plans and employee benefit plans		X	X
certain retirement account investment vehicles administered by foreign or domestic pension plans		X	X
an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement between the intermediary and PFD or its affiliate
X
certain retirement plan clients that have an organization, approved by Principal Life, for purposes of providing plan recordkeeping services		X	X
investors investing at least $1,000,000 per fund		X
sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs (such accounts and programs must trade in an omnibus relationship)		X
sponsors, recordkeepers, or administrators of wrap account, mutual fund asset allocation, or fee-based programs or participants in those programs;	X
certain institutional investors that provide recordkeeping for retirement plans or other employee benefit plans	X
institutional clients that Principal Life has approved for purposes of providing plan recordkeeping		X
institutional investors investing for their own account, including banks, trust companies, financial intermediaries, corporations, endowments and foundations		X
collective trust funds, fund of funds or other pooled investment vehicles, and entities acting for the account of a public entity		X	X
clients of a private banking division pursuant to a written agreement between the bank and PFD or its affiliate		X
the portfolio manager of any adviser to the fund		X
certain institutional investors with special arrangements (for example, insurance companies, employee benefit plans, retirement plans, and Section 529 Plans, among others)	X
Minimum Investments
Class A Shares
Principal Funds has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-fund basis for each Fund or Portfolio in which a shareholder invests.
Shareholders must meet the minimum initial investment amount of $1,000 unless an AIP is established. With an AIP, the minimum initial investment is $100. Accounts or automatic payroll deduction plans established with an AIP that do not meet the minimum initial investment must maintain subsequent automatic investments that total at least $1,200 annually.
Minimum initial and subsequent investments may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and/or approved by the Fund; and purchases through an omnibus account with a broker-dealer, investment advisor, or other financial institution.

Institutional Class, Class P, and Class R-6 Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser.
Payment
Class A Shares
Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.
The Funds may, in their discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable net asset value (“‘NAV”). For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. Each Fund will value securities used to purchase its shares using the same method the Fund uses to value its portfolio securities as described in this prospectus.
You may reinvest your redemption proceeds, dividend payment or capital gain distribution without an initial sales charge or contingent deferred sales charge, in the same share class of any other Fund of Principal Funds within 60 days of the date of the redemption. To purchase the shares without a sales charge (initial or contingent deferred) as described in this section, the shareholder must notify Principal Funds at the time of reinvestment that the shareholder is reinvesting proceeds within 60 days of the date of redemption. The original redemption will be considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested within 60 days. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.
Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You can request a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.
Your Financial Professional can help you establish an Automatic Investment Plan ("AIP"). You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made (if none is selected, the investment will be made on the 15th of the month). If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day before your selected day.
Institutional Class, Class P, and Class R-6 Shares
Payments are generally to be made through your plan or intermediary. We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.
REDEMPTION OF FUND SHARES
You may redeem any class of shares of the Fund upon request. There is no charge for the redemption. The Fund Board of Directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”
Principal Funds generally sends the sale proceeds on the next business day (a day when the NYSE is open for normal business) after the sell order is received. Under unusual circumstances, Principal Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to seven calendar days.
Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form. The amount you receive will be reduced by any applicable CDSC except as noted below; see Choosing a Share Class and the Costs of Investing, One-Time Fee - Contingent Deferred Sales Charge ("CDSC"), CDSC Waiver for Class A Shares.

Class A Shares
You will be charged a $10 wire fee if you have the sale proceeds wired to your bank. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made).
Distributions from IRA, SEP, SIMPLE, 403(b), and SAR-SEP accounts may be taken as:

•	lump sum of the entire interest in the account,

•	partial interest in the account, or

•	periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age 59 ½.
Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.
Generally, sales proceeds are:

•	payable to all owners on the account (as shown in the account registration) and

•	mailed to the address on the account (if not changed within last 15 days) or sent by wire or ACH to previously authorized U.S. bank account.
For other payment arrangements, please call Principal Funds. You should also call Principal Funds for special instructions that may apply to sales from accounts:

•	when an owner has died

•	for certain employee benefit plans; or

•	owned by corporations, partnerships, agents, or fiduciaries.
Except as described above, you may redeem shares of the Funds in any of the following ways:
By Mail
To sell shares by mail, you must:

•	Send a letter or our distribution form which is signed by an owner of the account,

•	Specify the account number, and

•	Specify the number of shares or the dollar amount to be sold.
If you send a letter rather than our distribution form, the letter must be in a form acceptable to the Fund.
By Telephone, in amounts of $100,000 or less
To sell shares by telephone:

•	The request may be made by a shareholder or by the shareholder’s Financial Professional.

•	The combined amount requested from all funds to which the redemption request relates is $100,000 or less.

•	The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.

•	If previously authorized, wire or ACH can be sent to a shareholder’s U.S. bank account.

•	If our phone lines are busy, you may need to send in a written sell order.

•	Telephone redemption privileges are NOT available for Principal Funds 403(b) plans and certain employer sponsored benefit plans.
Class A Shares - Systematic Withdrawal Plans
You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code).
You can set up a systematic withdrawal plan by:

•	completing the applicable section of the application,

•	sending us your written instructions,

•	completing a Systematic Withdrawal Plan Request form, or

•	calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your systematic withdrawal plan continues until:

•	you instruct us to stop or

•	your Fund account balance is zero.
When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year before your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account. The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.
Institutional Class, Class P, and Class R-6 Shares
You may redeem shares of the Funds in any of the following ways:
Through an Employer Sponsored Retirement Plan Administrator or Record-Keeper
If you own Fund shares in an eligible retirement or employee benefit plan, you must sell your shares through the plan’s administrator or record-keeper.
Through your Financial Professional
If your Fund shares are held for you in nominee form, you must sell those shares through your intermediary or dealer.
By mail
To sell shares by mail, you must:

•	Send a letter or our distribution form which is signed by an owner of the account,

•	Specify the account number, and

•	Specify the number of shares or the dollar amount to be sold.
If you send a letter rather than our distribution form, the letter must be in a form acceptable to the Fund.
By telephone
To sell shares by telephone:

•	Telephone privileges must apply to the account from which the shares are sold.

•	A shareholder or the shareholder’s Financial Professional may request to sell shares by telephone.

•
A maximum amount (listed below) of redemption requests will be permitted per day per account, as the combined amount from all funds, provided the proceeds are to be sent to a previously authorized U.S. bank account:

◦$10,000,000 for Institutional Class.
◦$100,000 for Class P.
◦$500,000 for Class R-6.

•
A maximum of $500,000 ($100,000 for Class P) of redemption requests will be permitted per day, as the combined amount from all funds, provided the proceeds are to be sent by check through the mail to the address on the account and such address must not have changed within the last 15 days.

•	If our telephone lines are busy, you may need to send in a written sell order.
Distributions in Kind
Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution of “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

EXCHANGE OF FUND SHARES
An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. To prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or Principal believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.
Class A Shares
Your shares in the Funds may be exchanged without a sales charge or CDSC for the same class of any other Principal Funds. However, the original purchase date of the shares from which an exchange is made is used to determine if newly acquired shares are subject to a CDSC when they are sold. The Fund reserves the right to revise or terminate the exchange privilege at any time.
You may exchange shares by:

•	sending a written request to Principal Funds,

•	using our website, or

•	calling us, if you have telephone privileges on the account.
Automatic Exchange Election
This election authorizes an exchange from one fund of Principal Funds to another fund of Principal Funds on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:

•	completing the Automatic Exchange Election section of the application,

•	calling us if telephone privileges apply to the account from which the exchange is to be made,

•	sending us your written instructions, or

•	completing an Automatic Exchange Election form.
Your automatic exchange continues until:

•	you instruct us to stop (by calling us if telephone privileges apply to the account or sending us your written instructions) or

•	your Fund account balance of the account from which shares are redeemed is zero.
You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year before your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.
General

•	An exchange by any joint owner is binding on all joint owners.

•
If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.

•	All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.

•	You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore, exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:

•	accounts with identical ownership,

•	an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,

•	a single owner to a Uniform Transfers to Minors Act ("UTMA") account if the owner of the single owner account is also the custodian on the UTMA account, or

•	a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).
The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.
Class P Shares
A shareholder, including a beneficial owner of shares held in nominee name may exchange Fund shares under certain circumstances. You may exchange your Fund shares, without charge, for shares of any other Fund of the Principal Funds available in Class P; however, an intermediary may impose restrictions on exchanges.
Institutional Class and Class R-6 Shares
A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of the Principal Funds, provided that:

•	the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange,

•	the share class of such other Fund is available through the plan, and

•	the share class of such other Fund is available in the shareholder’s state of residence.
All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions or to transactions by managers of the funds-of-funds in shares of the underlying Funds.
If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange or repurchase restrictions described above, Fund management may waive these restrictions based on:

•	Exchange and repurchase limitations that the intermediary is able to impose if, in management’s judgment, such limitations are reasonably likely to prevent excessive trading in Fund shares; or

•	The implementation of other transaction monitoring management believes is reasonably likely to identify and prevent excessive trading in Fund shares.
DIVIDENDS AND DISTRIBUTIONS
Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to record date shareholders; this record date is the business day before the payment date. The payment schedule is as follows:

•	The Finisterre Unconstrained Emerging Markets Bond Fund pays its net investment income monthly.

•	The other Funds listed in this prospectus pay their net investment income annually in December.
For more details on the payment schedule, go to: www.principalfunds.com/individual-investor/customer-support/tax-center.
Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day before the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.
Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid; however, for Classes A and P shares, you may authorize (on your application or at a later time) the distribution to be:

•	invested in shares of another of the Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or

•	paid in cash, if the amount is $10 or more.
Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such, regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our website at www.principalfunds.com/sources-of-distribution. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.
A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment. Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax. For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.
FREQUENT PURCHASES AND REDEMPTIONS
The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.
Frequent purchases and redemptions pose a risk to the Funds because they may:

•	Disrupt the management of the Funds by:

•	forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the Funds; and

•	Increase expenses of the Funds due to:

•	increased broker-dealer commissions and

•	increased recordkeeping and related costs.
Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. The Funds have adopted procedures to “fair value” foreign securities owned by the Funds each day to discourage these market timing transactions in shares of the Funds.
The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying funds in which the funds of funds invest could flow through to the funds of funds as they would for any fund shareholder.
If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;

•
Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;

•	Limiting the number of exchanges during a year; and

•	Taking such other action as directed by the Fund.
The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed before a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held before the exchange. We will give the shareholder written notice in this instance.

Institutional Class and Class R-6 Shares
In addition to taking any of the foregoing actions, if we, or a Fund, deem abusive trading practices to be occurring, we may require a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption).
The Funds have adopted an exchange frequency restriction for these classes, described above in “Exchange of Fund Shares” to limit excessive trading in fund shares.
TAX CONSIDERATIONS
It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or are reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.
Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate for individuals and taxable trusts, some individuals and taxable trusts will be subject to a 20% tax rate), regardless of how long you have held your shares. Distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains. Some high-income individuals and taxable trusts will be subject to a Medicare 3.8% tax on unearned net investment income.
Because of tax law requirements, you must provide the Fund with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is imposed at a rate of 28%. The Fund is required in certain cases to withhold and remit to the U.S. Treasury 28% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder who has provided either an incorrect tax identification number or no number at all, who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."
A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income under current rules.
If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of such shares less than 91 days after they are acquired, and subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.
Any gain resulting from the redemption or exchange, of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange. If you do not select a method, the Funds’ default method of average cost will be applied to the transactions. The cost basis method used on your account could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.
Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.
A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.
The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.
Funds Investing in Securities Generating Tax-Exempt Income
Distributions designated as “exempt-interest dividends” by Funds investing in securities generating tax-exempt income are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in such Fund may have on the federal taxation of your benefits. Some Funds invests in “AMT-subject bonds,” which are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”) and will also give rise to corporate alternative minimum taxes. A portion of such Fund’s distributions may, therefore, be subject to federal income taxes or to the federal alternative minimum tax. Some Funds may invest a portion of their assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by such Fund will be taxable as described in this section. A portion of the dividends paid by such Fund may be exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax. Corporate taxpayers should consult their tax advisor concerning the California state tax treatment of investments in such Funds.
CHOOSING A SHARE CLASS AND THE COSTS OF INVESTING
Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you. Fund and share class selections must be made at the time of purchase.
Classes differ regarding the costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:

•	the dollar amount you are investing,

•	the amount of time you plan to hold the investment,

•	any plans to make additional investments in the Principal Funds, and

•	eligibility to purchase the class.
The following sections describe the fees and expenses you may pay if you invest in a Fund. You may pay both one-time fees and ongoing fees. Fees and expenses are important because they lower your earnings. Before investing, you should be sure you understand the nature of different costs. Your Financial Professional can help you with this process and can help you choose the share class and Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Financial Professionals may receive different compensation depending upon which class of shares you purchase.
Fees and Expenses of the Funds
Class A Shares
There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. You may obtain more information about sales charge reductions and waivers through a link on our website, from the SAI, or from your Financial Professional.

In some cases, the initial sales charge or contingent deferred sales charge may be waived or reduced. To receive a waiver or reduction in the initial sales charge or contingent deferred sales charge, you or your Financial Professional must let the Fund know at the time you purchase or redeem shares that you qualify for such a waiver or reduction. It may be necessary for you to provide information and records, such as account statements, to determine your eligibility. If your Financial Professional or you do not let the Fund know that you are eligible for a waiver or reduction, it is possible you will not receive a sales charge discount to which you are otherwise entitled.
Institutional Class, Class P, and Class R-6 Shares
Fund shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on Fund shares purchased with reinvested dividends or other distributions.
One-Time Fee - Initial Sales Charge
Class A Shares
The offering price for Class A shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, plus any applicable initial sales charge as shown in the table below. The right-hand column in the table indicates what portion of the sales charge is paid to Financial Professionals and their brokerage firms (“dealers”) for selling Class A shares. For more information regarding compensation paid to dealers, see “Distribution Plans and Intermediary Compensation.”

CLASS A SALES CHARGE(1)
Finisterre Unconstrained Emerging Markets Bond
	Class A Sales Charge as % of
Amount of Purchase	Offering Price	Amount Invested	Dealer Allowance as of % of Offering Price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.50%	1.52%	1.00%
$500,000 or more	0.00%	0.00%	0.00%(2)

(1)	Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted above.

(2)
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows: 1.00% on purchases between $500,000 and $4,999,999, 0.50% on purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

Initial Sales Charge Waiver or Reduction
Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge.
Initial Sales Charge Waiver

•	No initial sales charge will apply to purchases of Fund shares if the purchase is of sufficient size as disclosed in the preceding “Class A Sales Charges” table.

•
No initial sales charge will apply to shares purchased with the proceeds of redemptions of Class A shares of the Funds (other than the Money Market Fund, unless such shares were obtained by exchange of shares of a Fund that imposes an initial sales charge), or was waived in connection with a Required Minimum Distribution, involuntary redemption or due to the death of the shareholder, within 60 days of redemption.

•	A Fund’s Class A shares may be purchased without an initial sales charge by the following individuals, groups, and/or entities:

•
current and former Directors of Principal Funds, member companies of the Principal Financial Group, and their active or retired employees, officers, directors, brokers, or agents (for the life of the account). This also includes their immediate family members (spouse, domestic partner, children (regardless of age and including in-laws), and parents, including in-laws) and trusts created by or primarily for the benefit of these individuals;

•	any employee or registered representative (and their immediate family members and employees) of an authorized broker-dealer or company that has entered into a selling agreement with the Distributor;

•
clients investing in Class A shares through a “wrap account” offered through broker-dealers, investment advisors, and other financial institutions that have entered into an agreement with the Distributor which includes a requirement that such shares be sold for the benefit of clients participating in a “wrap account” or similar program under which clients pay a fee to the broker-dealer, investment advisor, or financial institution;

•
any investor who buys Class A shares through an omnibus account held by certain financial intermediaries, such as a bank, broker-dealer, or other financial institution, with special arrangements and that does not accept or charge the initial sales charge;

•
clients of registered investment advisors that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee;

•
financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;

•
retirement plans or benefit plans, or participants in such plans, where the plan’s investments in the Fund are part of an omnibus account (pursuant to a written agreement). For clarification, such plans do not include individual retirement arrangements under IRC Section 408, such as Simplified Employee Pensions (SEP), SIMPLE IRAs or other IRAs; and

•
The following two bullet points are only applicable to intermediaries that are affiliated with the Principal Financial Group. A Fund’s Class A shares may be purchased without an initial sales charge by the following individuals, groups, and/or entities:

•Premier Credit Union when the shares are owned directly with Principal Funds; and
•clients of Principal Global Investors LLC.
Initial Sales Charge Reduction

(1)
Rights of Accumulation. The sales charge varies with the size of your purchase. Purchases made by you, your spouse or domestic partner, your children (including children of your spouse or domestic partner) age 25 or under, and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Classes A, C, and J shares of Principal Funds owned by such persons, to determine the applicable sales charge. Class A shares of the Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Fund shares. If the total amount being invested in the Principal Funds is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.

(2)
Statement of Intent (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Classes A, C, and J shares of Principal Funds owned by such persons. Purchases of Class A shares of Money Market Fund are not included. The sales charge is based on the total amount to be invested in a 13 month period. If the intended investment is not made (or shares are sold during the 13 month period), sufficient shares will be sold to pay the additional sales charge due. An SOI is not available for 401(a) plan purchases.

(3)
The maximum sales charge that applies to purchases of Class A shares by qualified plans administered by Expertplan, Inc. that were previously converted from B share plans is the sales charge that applies to purchases of at least $250,000 but less than $500,000 as described in the sales charge tables; the regular sales charge applies to purchases of $500,000 or more in such accounts and to all purchases of the Global Diversified Income Fund, LargeCap S&P 500 Index Fund, and Short-Term Income Fund shares.

(4)
The maximum sales charge for all purchases made in an account that is included in a SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation, or payroll deduction plan established before March 1, 2002 with Principal Management Corporation as the Funds’ transfer agent, is the sales charge that applies to purchases of at least $100,000 but less than $250,000 as described in the sales charge tables; the regular sales charge applies to purchases of $250,000 or more in such accounts and to all purchases of the Global Diversified Income Fund, LargeCap S&P 500 Index Fund, and Short-Term Income Fund. The reduced sales charge applies to purchases made by or on behalf of participants to such plans who became participants on or before July 28, 2007.

Institutional Class, Class P, and Class R-6 Shares
Purchases of these classes of shares are not subject to a front-end sales load. The offering price for such shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge.
One-Time Fee - Contingent Deferred Sales Charge ("CDSC")
If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
The CDSC is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.
If you sell some but not all of the shares in your account, the shares not subject to a CDSC will be sold first. Other shares will be sold in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a systematic withdrawal plan limited to no more than 1.00% per month (measured cumulatively for non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established.
Class A Shares
Class A shares purchased in amounts that are of sufficient size to qualify for a 0.00% sales charge, as disclosed in the “Class A Sales Charges” table, are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission. The Distributor may pay authorized dealers commissions up to 1.00% of the price of such purchases.
The CDSC generally applicable to redemptions of Class A shares made within 12 months after purchase will not be imposed on redemptions of shares purchased through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, where no sales charge payments were advanced for purchases made through these entities.
Institutional Class, Class P, and Class R-6 Shares
These share classes are not subject to a CDSC.
CDSC Waiver
For Class A shares, the CDSC is waived on shares:

•	redeemed within 90 days after an account is re-registered due to a shareholder's death;

•	redeemed to pay surrender fees;

•	redeemed to pay retirement plan fees;

•	redeemed involuntarily from accounts with small balances;

•	redeemed due to the shareholder's disability (as defined by the Internal Revenue Code) provided the shares were purchased before the disability;

•	redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;

•	redeemed from a retirement plan to assure the plan complies with the Internal Revenue Code;

•
redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55;

•	redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue Code; or

•
redeemed using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to non-monthly plans) of the value of the fund account at the time, and beginning on the date, the systematic withdrawal plan begins). (The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.)

Ongoing Fees
The ongoing fees are the operating expenses of a Fund, which are described in the “Annual Fund Operating Expenses” table included in the Summary for each Fund. These expenses reduce the value of each share you own. Because they are ongoing, they increase the cost of investing in the Funds.
Each fund of funds, as a shareholder in the underlying fund, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each fund of funds is net of the underlying funds’ operating expenses.

Each of the Funds pays ongoing fees to Principal and others who provide services to the Fund. These fees include:

•	Management Fee (all Classes) – Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.

•
Distribution Fee (Class A) - Each Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class A shares. Under the plan, the foregoing classes of each Fund pay a distribution fee based on the average daily NAV of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time, these fees may exceed other types of sales charges.

•
Other Expenses (all Classes) - A portion of expenses that are allocated to all classes of the Fund. Other expenses include interest expense, expenses related to fund investments and index licensing fees. Additional examples of other expenses include:

•
Transfer Agent Fee (all Classes) - Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to these classes. For Classes A, P, and Institutional shares, these services are currently provided at cost. The Fund does not pay for these services for Class R-6 shares.

•
Certain Operating Expenses (Classes A, P, Institutional, and R-6) - expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to shareholders of these classes, the cost of shareholder meetings held solely for shareholders of these classes, and other operating expenses of the Fund.

•	Acquired Fund Fees and Expenses (all Classes) – fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.
DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION
Distribution and/or Service (12b-1) Fees
Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc. and member of the Principal Financial Group®.
Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for each of the Class A shares of Principal Funds. Under the 12b-1 Plans, except as noted below, each Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the funds for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. These intermediaries include Principal Securities, Inc., a broker-dealer affiliated with Principal. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.
The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders under each 12b-1 plan (as a percentage of average daily net assets) is:

Share Class	Maximum Annualized Rate 12b-1 Fee
A	0.25%
The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class, and the activities vary depending on the share class. In addition to shareholder services, examples of such sales or distribution related expenses include, but are not limited to:

•	Compensation to salespeople and selected dealers, including ongoing commissions payments.

•	Printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.
Examples of services to shareholders include furnishing information as to the status of shareholder accounts, responding to telephone and written inquiries of shareholders, and assisting shareholders with tax information.

Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plans when the Board directs the implementation of the closure of a fund.
Class A Shares
Generally, to receive 12b-1 fees from the Distributor, dealers or other intermediaries must be the dealer of record for shares with average daily net assets of at least $100,000. Generally, Class A shares must be held for three months before these fees are paid. In the case of Class C shares, generally these fees are not paid until such shares have been held for twelve months.
Commissions, Finder’s Fees, and Ongoing Payments
See "Choosing a Share Class and The Costs of Investing" for more details.
Class A Shares
All or a portion of the initial sales charge that you pay may be paid by the Distributor to intermediaries selling Class A shares. The Distributor may pay these intermediaries a commission of up to 1.00% on purchases of $1,000,000 or more (or $500,000 or more depending on the Fund purchased), excluding purchases by qualified retirement plans in omnibus accounts which are not subject to initial sales charges.
In lieu of commissions, the Distributor may pay intermediaries a finder’s fee on initial investment by qualified retirement plans in omnibus accounts which are not subject to initial sales charges, provided the selling intermediary notifies the Distributor within 90 days of the initial investment that the transaction is eligible for the payment of a finder’s fee. The finder’s fee on such initial investments may be up to 1.00% on initial investments between $500,000 and $4,999,999, 0.50% on initial investments between $5 million and $49,999,999, 0.25% on initial investments of $50 million or more. Initial investments include transfers, rollovers and other lump sum purchases, excluding ongoing systematic investments, made within 90 days of the initial funding of the account. The intermediary shall, upon request by the Distributor provided within 90 days of the triggering event, refund the finder’s fee to the Distributor to the extent shares are redeemed within 12 months of the initial investment or trading restrictions are placed on the account in accordance with the Funds' frequent trading policy.
Class A Shares
Additionally, the Distributor generally makes ongoing 12b-1 fee payments to your intermediary at a rate that varies by class, as noted above under “Distribution and/or Service (12b-1) Fees."
Additional Payments to Intermediaries
Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies.
Classes A and P Shares
In addition to payments pursuant to 12b-1 plans, sales charges, commissions and finder’s fees, including compensation for referrals, Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and shareholder services. In some situations, the Fund will reimburse Principal or its affiliates for making such payments; in others, the Fund may make such additional payments directly to intermediaries.
Principal or its affiliates may also pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.
Such additional payments may vary, but generally do not exceed: (a) 0.25% of the current year's sales of Fund shares by that intermediary and/or (b) 0.25% of average net asset value of Fund shares held by clients of such intermediary.
The Distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of Distributor with the assistance of a registered representative of an affiliate of Distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.
The Distributor and/or its affiliates provide services to and/or funding vehicles for retirement plans and employer sponsored benefit programs. The Distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of Distributor, if the intermediary sold the funding vehicle the retirement plan utilizes or if the intermediary subsequently became the broker of record with regard to the retirement plan.
Institutional Class Shares
In addition to payments pursuant to 12b-1 plans, Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services. For Institutional Class shares, in some situations the Fund will reimburse Principal or its affiliates for making such payments; in others, the Fund may make such payments directly to the intermediaries.
Principal or its affiliates may also pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.
For Institutional Class shares, such payments may vary, but generally do not exceed: (a) 0.10% of the current year’s sales of Fund shares by that intermediary or (b) 0.10% of the average net asset value of Fund shares held by clients of such intermediary.
Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in retirement plans, and it is typically paid some or all of the Service Fees and Administrative Service Fees pertaining to such plans, and it also receives compensation paid by Principal from its own resources.
Classes A, P, Institutional Shares
The intermediary may pay to its Financial Professionals some or all of the amounts the Distributor and its affiliates pay to the intermediary.
The amounts paid to intermediaries vary by share class and by Fund.
In some cases, the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases, the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.
For more information, see the Statement of Additional Information (SAI).
The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.
Class R-6 Shares
Distributor and its affiliates do not pay compensation to intermediaries for distribution or other services for Class R-6 shares. For more information, see the Statement of Additional Information (SAI).
FUND ACCOUNT INFORMATION
Statements
You will receive quarterly statements for the Funds you own, or if you purchase through a third party intermediary, on a periodic basis established by such intermediary. Such statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements, as you may need them for tax reporting purposes.
Generally, each time you buy, sell, or exchange shares in Principal Funds, you will receive a confirmation shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other important information.

Certain purchases and sales are only included on your quarterly statement. These include accounts:

•	when the only activity during the quarter are:

•	purchases of shares from reinvested dividends and/or capital gains,

•	purchases under an Automatic Investment Plan,

•	sales under a Systematic Withdrawal Plan, or

•	purchases or sales under an Automatic Exchange Election

•	used to fund certain individual retirement or individual pension plans; or

•	established under a payroll deduction plan.
If you need information about your account(s) at other times, you may call us or access your account on the internet.
Orders Placed by Intermediaries
Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.
The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.
Transactions through Financial Institutions/Professionals
Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institution or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the SAI.
Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.
Telephone and Internet Instructions
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password (Personal Identification Number) for internet instructions, requesting personal identification information, and sending written confirmation to the shareholder’s address of record.
If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:

•	may be given by calling us;

•
may be given via our website for certain transactions (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don’t have a user name or password, you may obtain one at our website); or

•	may be given to your Financial Professional (a person employed by or affiliated with broker/dealer firms) who will in turn contact us with your instructions.
Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that more than one authorized person execute written instructions.

Signature Guarantees
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm that participates in a Medallion program recognized by the Securities Transfer Association. A signature guaranteed by a notary public or savings bank is not acceptable.

Signature guarantees are required in any of the following circumstances:	A	Inst	P	R-6
if you sell more than $100,000 (in the aggregate) from the Funds	X
if you sell more than $500,000 (in the aggregate) from the Funds		X	X	X
if you sell more than $10,000,000 if you have the proceeds sent electronically to a previously authorized U.S. bank account		X
if a sales proceeds check is payable to a party other than the account shareholder(s)		X		X
if a sales proceeds check is payable to a party other than the account shareholder(s) or Principal Life, Principal Bank, a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund or Principal Securities, Inc. payable through Pershing
	X		X
to change ownership of an account	X	X	X	X
to add telephone transaction services and/or wire or ACH redemption privileges to an existing account if there is not a common owner between the bank account and mutual fund account	X	X	X	X
to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account	X	X	X	X
to wire or ACH to a shareholder’s U.S. bank account not previously authorized or when the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account
	X	X	X	X
to exchange or transfer among accounts with different ownership	X	X	X	X
to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days	X	X	X	X
Reservation of Rights
Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. Shareholders will be notified of any such action to the extent required by law.
Such plans include, for example, automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers.
Class A Shares - Minimum Account Balance
Each Fund has a minimum required account balance of $1000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. The Funds reserve the right to increase the required minimum.
Householding
To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each prospectus, annual and semiannual reports will be mailed. In addition, your account information may be included with other householded accounts on the same quarterly and annual statements. The consolidation of these mailings, called householding, benefits Principal Funds and our shareholders through reduced printing and mailing expenses. If you prefer to receive multiple copies of these materials, you may write or call Principal Funds. Householding will be stopped within thirty (30) days after we receive your request.
Multiple Translations
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.
Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects returns for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2015, which is available upon request, and incorporated by reference into the SAI.
To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
PRINCIPAL LIFETIME HYBRID 2015 FUND
Institutional Shares
2015	$10.14	$0.05	$0.13	$0.18	($0.46)	($0.46)	$9.86	1.79%
2014(c)	10.00	–	0.14	0.14	–	–	10.14	1.40 (d)
R-6 Shares
2015(f)	9.51	0.01	0.34	0.35	–	–	9.86	3.68 (d)
PRINCIPAL LIFETIME HYBRID 2020 FUND
Institutional Shares
2015	10.18	0.04	0.18	0.22	(0.47)	(0.47)	9.93	2.18
2014(c)	10.00	–	0.18	0.18	–	–	10.18	1.80 (d)
R-6 Shares
2015(f)	9.48	0.01	0.43	0.44	–	–	9.92	4.64 (d)
PRINCIPAL LIFETIME HYBRID 2025 FUND
Institutional Shares
2015	10.20	0.03	0.22	0.25	(0.48)	(0.48)	9.97	2.51
2014(c)	10.00	–	0.20	0.20	–	–	10.20	2.00 (d)
R-6 Shares
2015(f)	9.46	0.01	0.50	0.51	–	–	9.97	5.39 (d)
PRINCIPAL LIFETIME HYBRID 2030 FUND
Institutional Shares
2015	10.21	0.02	0.24	0.26	(0.48)	(0.48)	9.99	2.57
2014(c)	10.00	–	0.21	0.21	–	–	10.21	2.10 (d)
R-6 Shares
2015(f)	9.43	–	0.56	0.56	–	–	9.99	5.94 (d)
PRINCIPAL LIFETIME HYBRID 2035 FUND
Institutional Shares
2015	10.22	0.01	0.26	0.27	(0.47)	(0.47)	10.02	2.74%
2014(c)	10.00	–	0.22	0.22	–	–	10.22	2.20 (d)
R-6 Shares
2015(f)	9.41	–	0.61	0.61	–	–	10.02	6.48 (d)
PRINCIPAL LIFETIME HYBRID 2040 FUND
Institutional Shares
2015	10.23	0.02	0.26	0.28	(0.47)	(0.47)	10.04	2.83
2014(c)	10.00	–	0.23	0.23	–	–	10.23	2.30 (d)
R-6 Shares
2015(f)	9.39	–	0.65	0.65	–	–	10.04	6.92 (d)

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$7,686	0.06%(b)	0.53%	20.9%
10	0.06 (b),(e)	0.36 (e)	0.0 (e)

10	0.03 (b),(e)	0.56 (e)	20.9 (e)

23,438	0.06 (b)	0.40	40.7
10	0.06 (b),(e)	0.31 (e)	0.0 (e)

10	0.03 (b),(e)	0.45 (e)	40.7 (e)

2,706	0.06 (b)	0.33	89.0
10	0.06 (b),(e)	0.24 (e)	0.0 (e)

11	0.03 (b),(e)	0.32 (e)	89.0 (e)

25,108	0.06 (b)	0.21	27.3
10	0.06 (b),(e)	0.21 (e)	0.0 (e)

11	0.03 (b),(e)	0.23 (e)	27.3 (e)

3,215	0.06 (b)	0.14%	18.9
10	0.06 (b),(e)	0.20 (e)	0.0 (e)

11	0.03 (b),(e)	0.11 (e)	18.9 (e)

13,492	0.06 (b)	0.17	36.5
10	0.06 (b),(e)	0.16 (e)	0.0 (e)

11	0.03 (b),(e)	0.11 (e)	36.5 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from August 24, 2015, date operations commenced, through October 31, 2015.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
PRINCIPAL LIFETIME HYBRID 2045 FUND
Institutional Shares
2015	$10.23	$0.02	$0.25	$0.27	($0.47)	($0.47)	$10.03	2.70%
2014(c)	10.00	–	0.23	0.23	–	–	10.23	2.30 (d)
R-6 Shares
2015(f)	9.34	–	0.69	0.69	–	–	10.03	7.39 (d)
PRINCIPAL LIFETIME HYBRID 2050 FUND
Institutional Shares
2015	10.24	0.02	0.27	0.29	(0.47)	(0.47)	10.06	2.90
2014(c)	10.00	–	0.24	0.24	–	–	10.24	2.40 (d)
R-6 Shares
2015(f)	9.34	–	0.72	0.72	–	–	10.06	7.71 (d)
PRINCIPAL LIFETIME HYBRID 2055 FUND
Institutional Shares
2015	10.24	0.06	0.23	0.29	(0.47)	(0.47)	10.06	2.88
2014(c)	10.00	–	0.24	0.24	–	–	10.24	2.40 (d)
R-6 Shares
2015(f)	9.33	–	0.73	0.73	–	–	10.06	7.82 (d)
PRINCIPAL LIFETIME HYBRID 2060 FUND
Institutional Shares
2015	10.24	0.41	(0.12)	0.29	(0.47)	(0.47)	10.06	2.88
2014(c)	10.00	–	0.24	0.24	–	–	10.24	2.40 (d)
R-6 Shares
2015(f)	9.33	–	0.73	0.73	–	–	10.06	7.82 (d)
PRINCIPAL LIFETIME HYBRID INCOME FUND
Institutional Shares
2015	10.10	0.12	0.03	0.15	(0.43)	(0.43)	9.82	1.54
2014(c)	10.00	–	0.10	0.10	–	–	10.10	1.00 (d)
R-6 Shares
2015(f)	9.66	0.02	0.14	0.16	–	–	9.82	1.66 (d)

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$1,895	0.06%(b)	0.19%	19.3%
10	0.06 (b),(e)	0.10 (e)	0.0 (e)

10	0.03 (b),(e)	0.12 (e)	19.3 (e)

7,536	0.06 (b)	0.23	9.6
10	0.06 (b),(e)	0.08 (e)	0.0 (e)

11	0.03 (b),(e)	0.12 (e)	9.6 (e)

352	0.06 (b)	0.64	49.9
10	0.06 (b),(e)	0.06 (e)	0.0 (e)

11	0.03 (b),(e)	0.12 (e)	49.9 (e)

129	0.06 (b)	4.06	70.5
10	0.06 (b),(e)	0.06 (e)	0.0 (e)

11	0.03 (b),(e)	0.12 (e)	70.5 (e)

2,804	0.06 (b)	1.18	116.2
10	0.06 (b),(e)	0.50 (e)	0.0 (e)

10	0.03 (b),(e)	0.85 (e)	116.2 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from August 24, 2015, date operations commenced, through October 31, 2015.

APPENDIX A - DESCRIPTION OF BOND RATINGS:
Moody's Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Ratings assigned on Moody's global long-term obligation rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.1
1 For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investor’s expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, issuers, financial companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also by subject to contractually allowable write-downs of principal that could result in impairment. Together the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
SHORT-TERM NOTES: Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior ability to repay short-term debt obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong ability to repay short-term debt obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability to repay short-term promissory obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.

US MUNICIPAL SHORT-TERM DEBT: The Municipal Investment Grade (MIG) scale is used to rate US municipal bonds of up to three years maturity. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designed SG.
MIG 1 denotes superior credit quality, afforded excellent protection from established cash flows, reliable liquidity support, or broad-based access to the market for refinancing.
MIG 2 denotes strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3 notes are of acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established
SG denotes speculative-grade credit quality and may lack sufficient margins of protection.
Description of Standard & Poor's Corporation's Credit Ratings:
A Standard & Poor's credit rating, both long-term and short-term, is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific obligation. This assessment takes into consideration obligors such as guarantors, insurers, or lessees.
The credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are statements of opinion as of the date they are expressed furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of default - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

LONG-TERM CREDIT RATINGS:

AAA:	Obligations rated ‘AAA’ have the highest rating assigned by Standard & Poor's. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	Obligations rated ‘AA’ differ from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:
Obligations rated ‘A’ have a strong capacity to meet financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

BBB:
Obligations rated ‘BBB’ exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitment on the obligation.

BB, B, CCC,	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded, on balance, as having significant

CC, and C:
speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB:
Obligations rated ‘BB’ are less vulnerable to nonpayment than other speculative issues. However it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:
Obligations rated ‘B’ are more vulnerable to nonpayment than ‘BB’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair this capacity.

CCC:
Obligations rated ‘CCC’ are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. If adverse business, financial, or economic conditions occur, the obligor is not likely to have the capacity to meeting its financial commitment on the obligation.

CC:
Obligations rated ‘CC’ are currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but Standard & Poor’s expects default to be a virtual certainty, regardless of anticipated time to default.

C:	The rating ‘C’ is highly vulnerable to nonpayment, the obligation is expected to have lower relative seniority or lower ultimate recovery compared to higher rated obligations.

D:
Obligations rated ‘D’ are in default, or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. This rating will also be used upon filing for bankruptcy petition or the taking or similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:
Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

SHORT-TERM CREDIT RATINGS: Short-Term credit ratings are forward-looking opinions of the likelihood of timely payment of obligations having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A-1:
This is the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:
Issues carrying this designation are somewhat more susceptible to the adverse effects of the changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:
Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet it financial commitment on the obligation.

B:
Issues rated ‘B’ are regarded as vulnerable and have significant speculative characteristics. The obligor has capacity to meet financial commitments; however, it faces major ongoing uncertainties which could lead to obligor’s inadequate capacity to meet its financial obligations.

C:
This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation.

D:
This rating indicates that the issue is either in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. This rating will also be used upon filing for bankruptcy petition or the taking or similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

MUNICIPAL SHORT-TERM NOTE RATINGS: Standard & Poor's rates U.S. municipal notes with a maturity of less than three years as follows:

SP-1:	A strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service is given a "+" designation.

SP-2:	A satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

SP-3:	A speculative capacity to pay principal and interest.
Fitch, Inc. Rating Definitions:
Fitch’s credit ratings are forward looking and typically attempt to assess the likelihood of repayment by the obligor at “ultimate/final maturity” and thus material changes in economic conditions and expectations (for a particular issuer) may result in a rating change. Credit ratings are opinions on relative credit quality and not a predictive measure of specific default probability.
Investment Grade

AAA:
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA:
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A:
High credit quality. ‘A’ ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB:
Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB:
Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B:	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC:	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC:	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C:	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

D:	Default. ‘D’ ratings indicate an issuer has entered into bankruptcy filings, administration, receivership, liquidation or which has otherwise ceased business.
Note: The modifiers “+” or “-“may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.
Short-Term Credit Ratings
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1:	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2:	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3:	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B:	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C:	High short-term default risk. Default is a real possibility.

RD:
Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D:	Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.
Recovery Ratings
Recovery Ratings are assigned to selected individual securities and obligations, most frequently for individual obligations of corporate issuers with speculative grade ratings.
Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.
The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1:	Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2:	Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3:	Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4:	Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5:	Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6:	Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

ADDITIONAL INFORMATION
Additional information about the Fund is available in the Statement of Additional Information dated June 28, 2016, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.principalfunds.com/prospectuses. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.
Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.
PFI has entered into a management agreement with Principal Management Corporation (“Principal”). PFI and/or Principal, on behalf of the Funds, enter into contractual arrangements with various parties, including, among others, the Funds’ sub-advisors, distributor, transfer agent and custodian, who provide services to the Funds. These arrangements are between PFI and/or Principal and the applicable service provider. Shareholders are not parties to, or intended to be third-party beneficiaries of, any of these arrangements. Such arrangements are not intended to create in any individual shareholder or group of shareholders any right, including the right to enforce such arrangements against the service providers or to seek any remedy thereunder against Principal or any other service provider, either directly or on behalf of PFI or any Fund.
This prospectus provides information that you should consider in determining whether to purchase shares of a Fund. This prospectus, the Statement of Additional Information, or the contracts that are exhibits to PFI’s registration statement are not intended to give rise to any agreement or contract between PFI and/or any Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.
Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Principal Bank or any other financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572